Consolidated statements of changes in equity - USD ($) $ in Thousands	Total	Issued capital	Foreign currency translation reserve	Share-based payments reserve	Accumulated losses
Balance at Jun. 30, 2021	$ (49,454)	$ 10,338	$ 2,539	$ 304	$ (62,635)
Changes in equity [abstract]
Loss after income tax expense for the year	(419,770)	0	0	0	(419,770)
Other comprehensive loss for the year, net of tax	(23,553)	0	(23,553)	0	0
Total comprehensive loss for the year	(443,323)	0	(23,553)	0	(419,770)
Transactions with owners in their capacity as owners:
Share-based payments	13,896	0	0	13,896	0
Issue of ordinary shares	220,683	220,683	0	0	0
Conversion of hybrid financial instruments	695,383	695,383	0	0	0
Share-based payments, prepaid in advance	177	177	0	0	0
Balance at Jun. 30, 2022	437,362	926,581	(21,014)	14,200	(482,405)
Changes in equity [abstract]
Loss after income tax expense for the year	(171,871)	0	0	0	(171,871)
Other comprehensive loss for the year, net of tax	(13,641)	0	(13,641)	0	0
Total comprehensive loss for the year	(185,512)	0	(13,641)	0	(171,871)
Transactions with owners in their capacity as owners:
Share-based payments	14,750	515	0	14,235	0
Issue of ordinary shares	41,581	41,581	0	0	0
Capital raise costs	(2,820)	(2,820)	0	0	0
Balance at Jun. 30, 2023	305,361	965,857	(34,655)	28,435	(654,276)
Changes in equity [abstract]
Loss after income tax expense for the year	(28,955)	0	0	0	(28,955)
Other comprehensive loss for the year, net of tax	(338)		(338)	0
Total comprehensive loss for the year	(29,293)	0	(338)	0	(28,955)
Transactions with owners in their capacity as owners:
Share-based payments	24,567	1,716	0	22,851	0
Issue of ordinary shares	822,855	822,855	0	0	0
Capital raise costs	(26,139)	(26,139)	0	0	0
Balance at Jun. 30, 2024	$ 1,097,351	$ 1,764,289	$ (34,993)	$ 51,286	$ (683,231)